Business Combinations	3 Months Ended
Mar. 31, 2016
Business Combinations
3. Business Combinations
Acquisitions - PMG

On December 4, 2015 the Company acquired PMG, resulting in an initial net cash outflow of $63.5 million, including certain payments made on behalf of PMG totaling $9.9 million.  PMG is an integrated network of 48 clinical research sites in North Carolina, South Carolina, Tennessee and Illinois.  The site network includes wholly owned facilities and dedicated clinical research sites.  PMG conducts clinical trials in all major therapeutic areas and has particular expertise in vaccine, gastroenterology, cardiovascular, neurology and endocrinology studies.  It has a proprietary database of clinical trial participants.   It also has access to in excess of 2 million active patients via electronic medical records through its partnerships with healthcare institutions and community physical practices.   The acquisition agreement provides for working capital targets to be achieved by PMG within 90 days of acquisition.  In March 2016, the Company agreed to pay an additional $1.6 million on completion of this working capital review.

The acquisition of PMG has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations.  The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.  The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed;

December 4,
2015
(in thousands)
Cash	$194
Property, plant and equipment	712
Goodwill*	46,812
Intangible assets**	10,582
Accounts receivable	12,747
Prepayments and other current assets	1,329
Accounts payable	(530)
Other liabilities	(2,459)
Non-current deferred tax liability	(4,233)

Net assets acquired	65,154

Cash consideration	53,681
Other liabilities assumed	9,860
Working capital adjustment	1,613
Total cash outflows	65,154
*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.
**The Company has made an initial estimate of separate intangible assets acquired, being customer lists and order backlog, of $10.6 million.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

Acquisitions - MediMedia Pharma Solutions.

On February 27, 2015 the Company acquired MediMedia Pharma Solutions for cash consideration of $104.7 million (net of working capital adjustments of $3.9 million).  In addition to the cash consideration, certain payments were made on behalf of MediMedia Pharma Solutions on completion totaling $11.3 million. Headquartered in Yardley, Pennsylvania, MediMedia Pharma Solutions includes MediMedia Managed Markets and Complete Healthcare Communications. MediMedia Managed Markets is a leading provider of strategic payer-validated market access solutions. Complete Healthcare Communications is one of the leading medical and scientific communication agencies working with medical affairs, commercial and brand development teams within life science companies. The acquisition agreement also provided for certain working capital targets to be achieved by MediMedia Pharma Solutions.

The acquisition of MediMedia Pharma Solutions has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the Company’s estimate of the fair values of the assets acquired and liabilities assumed:
February 27,
2015
(in thousands)
Property, plant and equipment	$1,049
Goodwill*	92,084
Customer lists	22,752
Order backlog	2,521
Accounts receivable	5,240
Unbilled Revenue	4,324
Prepayments and other current assets	621
Accounts payable	(749)
Payments on account	(4,186)
Deferred tax liability	(2,171)
Other liabilities	(5,483)

Net assets acquired	$116,002

Cash consideration	$108,717
Other liabilities assumed**	11,283
Gross cash outflows	120,000
Working capital adjustment	(3,998)
Net cash outflows	$116,002

*	Goodwill represents the acquisition of an established workforce with experience in the provision of strategic payer-validated market access solutions while the acquisition of Complete Healthcare Communications comprises an established workforce with significant communication experience working with medical affairs, commercial and brand development teams within the life science industry.
**	Payments made at acquisition date of $11.3 million were in respect of certain one-time liabilities which have subsequently been discharged.

Acquisitions - Aptiv Solutions

On May 7, 2014 the Company acquired 100% of the common stock of Aptiv Solutions (“Aptiv”), a global biopharmaceutical and medical device development services company and leader in adaptive clinical trials for cash consideration of $143.5 million, including certain payments to be made on behalf of the company on completion totaling $22.4 million. The acquisition agreement provided for working capital targets to be achieved.  On March 25, 2015, the Company received $2.0 million in respect of these targets on completion of the working capital review.  Aptiv offers full-service clinical trial consulting and regulatory support for drugs, medical devices and diagnostics with a specific focus on strategies to increase product development efficiency and productivity. It is a market leader in the integrated design and execution of adaptive clinical trials for exploratory and late phase development as well as being an industry leader in medical device and diagnostic development in key medical technology segments.
The acquisition of Aptiv has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The following table summarizes the fair values of the assets acquired and the liabilities assumed:
May 7,
2014
(in thousands)
Property, plant and equipment	$6,924
Goodwill*	125,627
Customer relationships	21,400
Order backlog	7,900
Cash and cash equivalents	3,484
Accounts receivable	25,091
Unbilled revenue	21,154
Prepayments and other current assets	4,180
Non-current assets	2,911
Accounts payable	(9,565)
Other liabilities	(29,782)
Payments on account	(31,094)
Non-current other liabilities	(11,303)
Loan notes payable**	(17,790)

Net assets acquired	$119,137

Cash consideration	$143,500
Working capital adjustment	(1,964)
141,536
Adjustments to cash consideration**	(22,399)
Net purchase consideration	$119,137
*Goodwill represents the acquisition of an established workforce with experience in clinical trial consulting and regulatory support for the development of drugs, medical devices and diagnostics, with a specific focus on strategy to increase efficiency and productivity in product development.  Goodwill related to the US portion of the business acquired is tax deductible.
**Adjustments to cash consideration represent certain one-time liabilities (including loan notes) identified at the acquisition date which have subsequently been paid.